DEBT 3 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Long-term Debt, Semi-annual Payments [Abstract]
February 1, 2014	$ 2,240
August 1, 2014	2,330
February 1, 2015	2,420
August 1, 2015	2,520
February 1, 2016	2,620
August 1, 2016	2,725
February 1, 2017	2,835
August 1, 2017	2,950
February 1, 2018	3,070
August 1, 2018	3,190
February 1, 2019	14,325
Total long-term debt	$ 41,225	$ 45,445